Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

The Company has entered into an employment contract with the President of the Company, which provides for continued payment of certain employment salary and benefits prior to the expiration date of the agreement and in the event of a change in control, as defined. The Company has also entered into Change-in-Control Severance Agreements with certain officers which provide for the payment of severance in certain circumstances following a change in control.

The Company is a party to financial instruments with off-balance sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include commitments to extend credit and standby letters of credit. These instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the consolidated balance sheet. The contract or notional amounts of these instruments reflect the extent of the Company’s involvement in these particular classes of financial instruments. The Company’s exposure to the maximum possible credit risk in the event of nonperformance by the other party to the financial instruments for commitments to extend credit and standby letters of credit is represented by the contractual or notional amount of those instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance sheet instruments.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s credit-worthiness on a case-by-case basis. The amount of collateral obtained, if deemed necessary upon extension of credit, is based on management’s credit evaluation. Collateral held varies but may include accounts receivable; inventory; property, plant and equipment and income-producing commercial properties. As of December 31, 2018 and 2017, commitments to extend credit amounted to approximately $150.6 million and $118.7 million, respectively.

Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. As of December 31, 2018 and 2017, standby letters of credit with customers were $19.3 million and $14.0 million, respectively.

Commitments to fund fixed-rate loans were immaterial at December 31, 2018. Variable-rate commitments are generally issued for less than one year and carry market rates of interest. Such instruments are not likely to be affected by annual rate caps triggered by rising interest rates. Management believes that off-balance sheet risk is not material to the results of operations or financial condition.

The Company provides banking services to customers who do business in the medical-use cannabis industry in New Jersey, Pennsylvania, and, to a lesser extent, Maryland and New York. While the growing, processing and sales of medical-use cannabis is legal in all of these jurisdictions, the business currently violates federal law. The Company may be deemed to be aiding and abetting illegal activities through the services that it provides these customers. The strict enforcement of federal laws regarding medical-use cannabis would likely result in the Company’s inability to continue to provide banking services to these customers and the Company could have legal action taken against it by the Federal government, including severe penalties. There is an uncertainty of the potential impact to the Company’s consolidated financial statements if the Federal government took action against the Company. As of December 31, 2018, the Company has not accrued an amount for the potential impact of any such actions.

At December 31, 2018 and 2017, deposit balances from medical-use cannabis customers were approximately $253.8 million and $37.0 million, or 21.4% and 4.3% of total deposits, respectively, with two customers accounting for 65.9% and 28.5% of the total at December 31, 2018 and 2017. At December 31, 2018 and 2017, there was one cannabis-related loan in the amounts of $970,000 and $1.0 million, respectively. We recorded approximately $51,000 and $50,000 of interest incomes in 2018 and 2017, respectively, related to that loan. The fee income for the year ended December 31, 2018 from the commercial deposit accounts of depositors who do business in the medical-use cannabis industry totaled $613,000 and is included in service fees on deposit accounts, in the accompanying consolidated statements of income. We did not record deposit fee income from customers in the medical-use cannabis industry during the year ended December 31, 2017.

In the normal course of business, there are outstanding various contingent liabilities such as claims and legal action, which are not reflected in the financial statements. In the opinion of management, no material losses are anticipated as a result of these actions or claims.